SUBSEQUENT EVENTS (Details) - CAD ($) $ in Millions			12 Months Ended
	Jan. 25, 2019	Jan. 17, 2019	Dec. 31, 2018
Capital stock
SUBSEQUENT EVENTS
Issuance of shares (in shares)			10,544,962
Reduction of paid-up capital
SUBSEQUENT EVENTS
Paid-up capital reduction cash consideration		$ 45.0
Major ordinary share transactions | Capital stock | Parent
SUBSEQUENT EVENTS
Issuance of shares (in shares)	162,640
Cash consideration	$ 150.0